STOCK OPTIONS: Stock option activity (Details) (USD $)					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2013 Stock Options 1 [Member]	Mar. 31, 2013 Stock Options 1 [Member]	Jun. 30, 2013 Stock Options 2 [Member]	Mar. 31, 2013 Stock Options 2 [Member]	Jun. 30, 2013 Stock Options 3 [Member]	Mar. 31, 2013 Stock Options 3 [Member]	Jun. 30, 2013 Stock Option 4 [Member]	Mar. 31, 2013 Stock Option 4 [Member]	Jun. 30, 2013 Stock Option 5 [Member]	Mar. 31, 2013 Stock Option 5 [Member]	Jun. 30, 2013 Vested 1 [Member]	Mar. 31, 2013 Vested 1 [Member]	Jun. 30, 2013 Vested 2 [Member]	Mar. 31, 2013 Vested 2 [Member]	Jun. 30, 2013 Vested 3 [Member]	Mar. 31, 2013 Vested 3 [Member]	Jun. 30, 2013 Vested 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	3,675,000	2,275,000	2,100,000	0	1,650,000	1,650,000	100,000	100,000	300,000	300,000	1,500,000	125,000	125,000	100,000
Weighted Average Exercise Price, Options Outstanding	$ 0.26	$ 0.16	$ 0.10		$ 0.10	$ 0.10	$ 0.27	$ 0.27	$ 0.28	$ 0.28	$ 0.40	$ 0.42	$ 0.42	$ 0.44	$ 0.10	$ 0.10	$ 0.27	$ 0.27	$ 0.28	$ 0.28	$ 0.40
Weighted Average Grant-Date Stock Price, Options Outstanding					$ 1.00	$ 1.00	$ 0.27	$ 0.27	$ 0.27	$ 0.27	$ 0.40	$ 0.42	$ 0.42	$ 0.44
Options vested															1,075,000	1,075,000	25,000	58,333	200,000	200,000	1,500,000
Weighted Average Grant-Date Stock Price, Vested															$ 1.00	$ 1.00	$ 0.27	$ 0.27	$ 0.27	$ 0.27	$ 0.40
Shares, Ending exercisable	2,800,000	1,333,333